RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS
Recently Adopted and Issued Accounting Standards

In December 2011, the FASB issued an update (ASU 2011-11, Disclosures About Offsetting Assets and Liabilities) which creates new disclosure requirements about the nature of an entity's rights of offset and related arrangements associated with its financial instruments and derivative instruments. These disclosure requirements are required for recognized financial and derivative instruments that are offset in accordance with the guidance in FASB ASC Topic 210-20-45, Balance Sheet - Offsetting - Other Presentation Matters, FASB ASC Topic 815-10-45, Derivatives and Hedging - Other Presentation Matters, or are subject to an enforceable master netting arrangement or similar agreement. Subsequently, the FASB issued ASU 2013-01, Scope Clarification of Disclosures about Offsetting Assets and Liabilities, which limits the scope of ASU 2011-11 to derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and lending transactions. Companies are required to disclose information to enable users of its financial statements to evaluate the effect or potential effect of netting arrangements on its financial position, including the effect or potential effect of rights of set-off associated with certain financial instruments and derivative instruments. The provisions of ASU 2011-11 became effective for the interim reporting period ended March 31, 2013 and resulted in additional disclosures related to the Company's derivatives programs. For further detail, see Note 7 - Derivatives.

In July 2012, the FASB issued an update (ASU 2012-02, Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment) which allows an entity testing an indefinite-lived intangible asset for impairment the option of performing a qualitative assessment before calculating the fair value of the asset. This update also addresses circumstances that a company should consider in interim periods, but does not remove the requirement for testing of indefinite-lived intangible assets for impairment annually and between annual tests if there is a change in events and circumstances. The provisions of ASU 2012-02 became effective for the interim reporting period ended March 31, 2013 and did not have a material impact on the Company's Consolidated Financial Statements.

In October 2012, the FASB issued an update (ASU 2012-06, Business Combinations (Topic 805): Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution) which clarifies the applicable guidance for subsequently measuring an indemnification asset recognized as a result of a government-assisted acquisition of a financial institution. When a company recognizes an indemnification asset as a result of a government-assisted acquisition of a financial institution and subsequently a change in the cash flows expected to be collected on the indemnification asset occurs (as a result of a change in cash flows expected to be collected on the assets subject to indemnification), the company should subsequently account for the change in the measurement of the indemnification asset on the same basis as the change in the assets subject to indemnification. Any amortization of changes in value should be limited to the contractual term of the indemnification agreement (that is, the lesser of the term of the indemnification agreement and the remaining life of the indemnified assets). The provisions of ASU 2012-06 became effective for the interim reporting period ended March 31, 2013 and did not have a material impact on the Company's Consolidated Financial Statements.

On February 5, 2013, the FASB issued an update (ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (AOCI)) which requires preparers to report information about reclassifications out of AOCI. The ASU also requires companies to report changes in AOCI balances and expands the disclosure requirements in FASB ASC Topic 220, Comprehensive Income (ASC 220), for presentation of changes in AOCI. This ASU requires companies to disaggregate the total change of each component of other comprehensive income and separately present (1) reclassification adjustments and (2) current-period OCI. ASU 2013-02 also requires companies to present information about significant items reclassified out of AOCI by component either (1) on the face of the statement where net income is presented or (2) as a separate disclosure in the notes to the financial statements. The provisions of ASU 2013-02 became effective for the interim reporting period ended March 31, 2013 and resulted in additional disclosures related to reclassifications from AOCI. For further detail, see Note 15 - Accumulated Other Comprehensive Income (Loss).